Debt Facilities - Summary of Loans Payable and Senior Notes (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long term debt, gross	$ 1,457,964	$ 1,243,699
Less the amount representing debt discount and debt issuance cost	(22,811)	(2,681)
Add the amount representing mortgage premium	1,862	1,987
Loans payable current and non current	1,437,015	1,243,005
Less current portion	(67,928)	(770,236)
Loans payable, noncurrent	1,369,087	472,769
Term loans
Debt Instrument [Line Items]
Long term debt, gross	1,006,982	456,740
Bridge term loan
Debt Instrument [Line Items]
Long term debt, gross	0	386,547
Revolving credit facility borrowings
Debt Instrument [Line Items]
Long term debt, gross	0	325,622
Brazil financings
Debt Instrument [Line Items]
Long term debt, gross	0	27,113
Mortgage payable and other loans payable
Debt Instrument [Line Items]
Long term debt, gross	44,382	47,677
Japanese Yen term loan | Bridge term loan
Debt Instrument [Line Items]
Long term debt, gross	$ 406,600	$ 0